John Hancock
Municipal Opportunities Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$973,137,384
(Cost $991,494,891)
Alabama 1.4%				13,947,103
Black Belt Energy Gas District Alabama Gas Supply Revenue, Series B	5.250	12-01-53	750,000	790,511
Black Belt Energy Gas District Gas Project, Series D-1 (A)	5.500	06-01-49	1,000,000	1,043,237
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	494,545
Black Belt Energy Gas District Series D-2 (SOFR + 1.400%) (B)	4.951	07-01-52	1,325,000	1,312,112
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A	5.000	11-15-37	645,000	676,793
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,545,000	4,525,256
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (SOFR + 1.790%) (B)	5.341	05-01-53	2,000,000	1,994,009
Southeast Energy Authority, a Cooperative District Project No. 6, Series B	5.000	01-01-54	3,000,000	3,110,640
Alaska 0.9%				9,014,435
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,220,000	2,119,634
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	2,450,000	2,501,806
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-34	2,165,000	2,209,220
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-35	1,145,000	1,162,160
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,021,615
Arizona 1.3%				12,330,909
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (D)	4.430	07-01-33	850,000	808,897
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (D)	5.000	07-01-43	750,000	693,093
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,013,861
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	406,192
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,543,739
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,110,791
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,777,957
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (D)	5.500	09-01-32	1,200,000	1,170,951
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (D)	5.750	09-01-45	1,000,000	950,964
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	498,523
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	586,242
Maricopa County Industrial Development Authority Legacy Cares Project (D)	2.100	07-01-26	825,000	769,699
Arkansas 0.5%				5,198,327
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (D)	6.875	07-01-48	500,000	510,847
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Arkansas (continued)
Arkansas Development Finance Authority Hybar Steel Project, Series B (D)	12.000	07-01-48	2,500,000	$2,632,332
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,102,832
Stuttgart School District No. 22, GO	4.125	02-01-50	1,000,000	952,316
California 7.2%				70,600,018
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,000,483
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,180,000	2,154,988
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,558,917
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	3,000,000	3,109,591
California Community Choice Financing Authority Series D	5.500	05-01-54	3,500,000	3,673,209
California Community College Financing Authority Napa Valley College Project, Series A (D)	4.250	07-01-32	500,000	474,166
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	500,000	490,206
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,000,067
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,000,000	4,203,532
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (B)	5.370	08-01-72	1,500,000	1,456,261
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-55	915,000	771,866
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	105,111
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	122,509
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-29	100,000	107,717
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,576,026
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,232,609
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-36	750,000	777,048
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,970,231
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,004,649
California School Finance Authority John Adams Academies, Series A (D)	4.500	07-01-32	810,000	781,341
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,015,368
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,871,119
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,360,346
City of Oroville Oroville Hospital	5.250	04-01-49	3,000,000	1,768,409
City of San Francisco Regional and Local Water, Series A	5.250	11-01-52	3,000,000	3,324,150
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	1,000,000	1,117,497
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	425,000	288,494
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	$1,038,221
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,149,550
Los Angeles Department of Water & Power Series E	5.000	07-01-28	1,000,000	1,103,149
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,537,107
M-S-R Energy Authority Series B	6.500	11-01-39	1,000,000	1,187,000
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,048,898
Newark Unified School District Series B, GO (C)	4.000	08-01-40	260,000	257,089
Newark Unified School District Series B, GO (C)	4.000	08-01-42	500,000	488,626
San Bernardino Community College District Election of 2002, Series D, GO (E)	3.503	08-01-33	1,900,000	1,343,549
San Bernardino County Transportation Authority Series A	4.000	03-01-38	1,000,000	1,026,005
San Diego Unified School District Series I, GO (E)	4.583	07-01-39	1,250,000	608,537
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,015,000	2,149,181
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,039,918
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,565,535
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,527,331
State of California, GO	3.500	12-01-27	720,000	726,888
State of California, GO	3.650	12-01-28	550,000	560,519
State of California, GO	3.800	12-01-29	425,000	439,076
State of California, GO	5.000	04-01-32	5,000,000	5,810,832
University of California Series BM	5.000	05-15-35	1,000,000	1,176,855
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,595,000	2,500,242
Colorado 4.1%				40,319,457
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	10,970,372
Colorado Bridge Enterprise Series T, AMT	4.000	06-30-27	4,475,000	4,485,523
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	993,103
Colorado Health Facilities Authority AdventHealth Obligated Group	5.000	11-15-57	3,000,000	3,361,567
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-26	350,000	361,790
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-28	1,000,000	1,059,982
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-29	800,000	854,902
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	496,106
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,407,161
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,041,170
4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-33	1,620,000	$1,645,031
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-40	1,000,000	967,647
Fiddler’s Business Improvement District Greenwood Village, GO (D)	5.000	12-01-32	250,000	250,988
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	138,168
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	150,448
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	74,640
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	48,518
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	16,353
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-29	210,000	217,296
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-31	240,000	248,094
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	129,381
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	350,000	328,968
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-51	720,000	640,461
Park Creek Metropolitan District Series A	5.000	12-01-45	4,265,000	4,257,575
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,355,000	3,561,421
Rendezvous Residential Metropolitan District, GO (C)	2.000	12-01-29	325,000	283,587
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	500,000	437,788
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	450,000	380,014
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	460,000	429,821
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (E)	8.094	12-01-37	3,333,333	1,081,582
Connecticut 1.6%				15,886,066
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	750,000	783,997
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	500,000	520,384
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-41	750,000	777,583
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,463,640
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,872,488
Harbor Point Infrastructure Improvement District Harbor Point Project (D)	5.000	04-01-39	3,500,000	3,503,651
State of Connecticut Series C, GO	4.000	06-01-39	500,000	496,428
State of Connecticut Series D, GO	5.000	09-15-30	650,000	731,935
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,490,000	1,432,095
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,067,208
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,059,907
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Town of Hamden Whitney Center Project	5.000	01-01-50	750,000	$608,991
Town of Hamden, GO (C)	5.000	08-15-33	1,400,000	1,567,759
Delaware 0.6%				5,795,745
Delaware River & Bay Authority	5.000	01-01-34	450,000	515,343
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,657,590
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	457,199
Delaware Transportation Authority Transportation System Senior Revenue	3.000	07-01-35	1,225,000	1,165,613
District of Columbia 0.6%				5,723,680
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,112,657
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,579,703
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	37,044
Metropolitan Washington DC Airports Authority Series C (C)	6.500	10-01-41	1,815,000	1,994,276
Florida 8.3%				81,365,787
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	1,250,000	980,632
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	1,000,000	999,782
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	836,800
City of Fort Lauderdale Series A	5.000	07-01-53	635,000	673,617
City of Jacksonville Series A	5.000	10-01-32	150,000	170,955
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	1,000,000	1,000,550
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	535,208
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,567,983
County of Lake Imagine South Lake Charter School Project, Series A (D)	5.000	01-15-54	225,000	193,714
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,754,498
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,274,951
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,376,633
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-38	2,750,000	2,872,291
County of Miami-Dade Seaport Department Series A-1, AMT (C)	4.000	10-01-45	1,000,000	903,441
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,956,204
County of Miami-Dade Transit System Series A	4.000	07-01-49	2,500,000	2,312,280
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	132,280
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	153,797
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-27	70,000	$72,424
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	187,759
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	425,000	444,391
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,048,839
Duval County Public Schools School Board Certificates of Participation Series A (C)	5.000	07-01-30	500,000	552,795
Duval County Public Schools School Board Certificates of Participation Series A (C)	5.000	07-01-31	250,000	276,888
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,315,000	1,967,403
Florida Development Finance Corp. IPS Florida LLC (D)	5.250	06-15-29	700,000	686,971
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	333,326
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	705,000	680,772
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,011,266
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,354,363
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (D)	5.250	08-01-29	1,000,000	955,930
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (D)	6.125	07-01-32	1,000,000	1,002,177
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	839,032
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	423,223
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	466,472
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	477,387
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	504,925
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	537,546
Florida Higher Educational Facilities Financial Authority Jacksonville University (D)	4.500	06-01-33	4,035,000	3,856,665
Florida Insurance Assistance Interlocal Agency, Inc. Series A-1	5.000	09-01-28	5,000,000	5,206,541
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	985,825
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,016,867
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,281,413
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	5,170,000	5,181,255
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,509,692
Miami-Dade County Industrial Development Authority Waste Management, Inc.	3.875	09-01-27	1,145,000	1,144,781
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	500,000	505,384
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	258,837
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	$1,050,133
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,250,000	1,305,839
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,233,831
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	350,000	368,513
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	2,785,000	2,809,316
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-45	1,950,000	1,839,974
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	292,092
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	2,000,000	1,837,754
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,500,000	1,272,381
Polk County Industrial Development Authority Mineral Development LLC, AMT (D)	5.875	01-01-33	1,750,000	1,745,487
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	497,813
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,217,592
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	430,000	428,297
Georgia 3.5%				34,016,527
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-30	3,100,000	3,458,597
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	1,230,000	1,343,600
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	124,900
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	40,000	32,788
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,763,059
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,190,000	1,186,488
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	2,000,000	1,966,195
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	761,062
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,878,864
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,000,000	987,210
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	247,484
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	938,514
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,017,522
Georgia Ports Authority	4.000	07-01-52	660,000	627,685
Main Street Natural Gas, Inc. Series A	4.000	07-01-52	2,000,000	1,982,720
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,840,000	1,876,768
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,005,072
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series A	5.000	06-01-53	4,000,000	$4,100,761
Municipal Electric Authority of Georgia Series EE (C)	7.250	01-01-24	2,000,000	2,023,974
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,174,143
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	1,345,000	1,197,814
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	300,000	321,307
Guam 0.0%				180,297
Guam International Airport Authority Series C, AMT (C)	6.125	10-01-43	180,000	180,297
Hawaii 0.2%				1,504,965
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,008,888
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	475,000	496,077
Illinois 8.1%				79,866,688
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,414,592
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,665,177
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,813,648
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,041,357
Chicago O’Hare International Airport Customer Facility Charge (C)	5.500	01-01-43	2,000,000	2,002,290
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-53	1,500,000	1,516,623
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,712,532
City of Chicago 2nd Lien Project	3.150	11-01-24	500,000	495,048
City of Chicago Series A (C)	5.250	01-01-48	200,000	214,045
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,212,756
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,045,515
City of Chicago Series C	5.000	01-01-39	3,000,000	3,015,150
County of Cook Series B	5.000	11-15-29	225,000	246,393
Illinois Finance Authority DePaul College Prep Foundation, Series A (D)	4.500	08-01-33	1,155,000	1,135,032
Illinois Finance Authority Dominican University	5.000	03-01-27	510,000	512,782
Illinois Finance Authority Dominican University	5.000	03-01-29	560,000	564,882
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	625,384
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	671,469
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,109,016
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,492,139
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	2,000,000	$1,835,588
Metropolitan Pier & Exposition Authority McCormick Place Expansion	5.000	12-15-27	3,345,000	3,407,565
Northern Illinois University Auxiliary Facilities System Revenue (C)	4.000	10-01-37	30,000	29,167
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	714,558
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,881,301
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	953,439
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,064,306
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,371,266
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,339,755
Sales Tax Securitization Corp. Series D (A)	5.000	01-01-36	1,100,000	1,184,490
Sales Tax Securitization Corp. Series D (A)	5.000	01-01-37	1,310,000	1,391,757
Sales Tax Securitization Corp. Series D (A)	5.000	01-01-38	1,385,000	1,440,728
Sales Tax Securitization Corp. Series D (A)	5.000	01-01-39	1,520,000	1,574,490
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,210,000	1,302,309
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,345,000	1,433,049
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,579,395
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,862,608
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,094,893
State of Illinois Series A, GO	5.000	05-01-40	400,000	408,181
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	1,980,288
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,177,466
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,746,267
State of Illinois, GO (C)	4.000	02-01-31	1,000,000	1,007,052
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (D)	5.000	01-01-55	625,000	543,441
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (D)	4.820	01-01-41	5,790,000	5,195,465
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,842,034
Indiana 1.8%				17,421,201
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,863,435
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,555,000	1,733,110
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,331,913
Indiana Finance Authority CWA Authority Project. Series 2024-A (A)	5.000	10-01-40	500,000	522,494
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	$996,574
Indiana Finance Authority Polyflow Industry Project, AMT (D)	7.000	03-01-39	1,210,000	900,386
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	501,285
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	501,410
Indiana Municipal Power Agency Series A	5.000	01-01-42	1,555,000	1,613,013
Indianapolis Local Public Improvement Bond Bank Circle City Forward Phase II	4.125	02-01-52	800,000	765,676
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	405,000	432,345
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,295,000	1,391,500
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	450,000	487,564
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	690,000	746,823
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	465,000	502,623
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	1,185,000	1,131,050
Iowa 0.3%				3,120,692
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	538,759
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	562,998
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,018,935
Kansas 0.2%				1,675,188
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	515,000	456,723
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,335,000	1,218,465
Kentucky 0.9%				8,720,288
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,154,213
Eastern Kentucky University Series A	5.000	04-01-27	480,000	504,149
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	436,054
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	634,119
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	597,422
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,262,286
Louisville/Jefferson County Metropolitan Government UofL Health Project, Series A (C)	5.000	05-15-47	900,000	929,587
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,015,000	1,202,458
Louisiana 2.3%				22,658,628
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	15,000	15,169
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (D)	6.375	06-15-53	3,500,000	3,388,646
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	$661,920
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	5,234,602
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,000,000	4,707,009
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-42	2,500,000	2,528,203
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,025,549
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	375,000	392,032
New Orleans Aviation Board Series B, AMT	5.000	01-01-40	1,420,000	1,478,138
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	708,695
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	345,000	346,969
St. James Parish NuStar Logistics LP Project (D)	5.850	08-01-41	1,000,000	1,023,941
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,147,755
Maryland 0.7%				6,597,640
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	1,919,042
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,021,221
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	551,838
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	555,073
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	500,000	552,702
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	981,794
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,015,970
Massachusetts 4.4%				43,133,866
Commonwealth of Massachusetts Series D, GO	4.000	11-01-35	1,000,000	1,037,802
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,385,000	3,515,580
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A 1	4.000	07-01-36	2,900,000	2,965,449
Massachusetts Development Finance Agency Boston College, Series T	5.000	07-01-39	2,480,000	2,605,602
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,540,000	3,550,577
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	725,000	661,564
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,030,906
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	580,000	593,938
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,073,640
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	$1,038,422
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,550,000	2,603,939
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	736,638
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,000,000	950,536
Massachusetts Development Finance Agency Newbridge Charles, Inc. (D)	5.000	10-01-37	2,000,000	1,895,322
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-47	2,060,000	1,825,595
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	820,000	846,583
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,457,542
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-31	50,000	52,049
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-31	20,000	21,763
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-42	1,260,000	1,311,211
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	4,350,000	4,516,105
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-49	750,000	787,680
Massachusetts Educational Financing Authority Series A, GO	5.950	07-01-44	1,585,000	1,517,979
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	352,991
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,255,000	1,126,517
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-38	1,180,000	1,219,924
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,017,772
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	1,000,000	1,076,135
Massachusetts School Building Authority Series B	5.000	11-15-36	1,670,000	1,744,105
Michigan 2.0%				19,935,511
Bloomfield Hills School District, GO	5.000	05-01-31	1,150,000	1,303,076
City of Detroit, GO	5.000	04-01-24	300,000	301,112
City of Detroit, GO	5.000	04-01-26	660,000	671,381
City of Detroit, GO	5.000	04-01-30	800,000	832,472
City of Detroit, GO	5.500	04-01-32	295,000	314,831
City of Detroit, GO	5.500	04-01-33	470,000	501,262
City of Detroit, GO	5.500	04-01-34	330,000	351,390
City of Detroit, GO	5.500	04-01-39	645,000	669,432
Detroit City School District School Building and Site Improvement, Series A, GO (C)	5.250	05-01-32	1,100,000	1,256,613
Detroit Downtown Development Authority Catalyst Development Project, Series A (C)	5.000	07-01-43	1,000,000	1,001,953
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,138,222
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	519,270
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (B)	5.220	04-15-47	1,750,000	1,715,389
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	$455,714
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	429,859
Michigan Finance Authority Local Government Loan Program (C)	5.000	07-01-36	250,000	251,652
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,477,121
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,470,447
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,595,686
Oakland University Series B	5.000	03-01-34	615,000	678,629
Minnesota 0.1%				1,239,749
Minnesota Housing Finance Agency Series A	2.950	02-01-46	856,728	766,164
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.000	12-01-34	500,000	473,585
Mississippi 0.3%				2,820,855
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	980,992
Mississippi Development Bank Magnolia Regional Health Center Project (D)	4.000	10-01-41	1,000,000	801,893
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,037,970
Missouri 1.1%				11,121,717
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (C)	5.000	04-15-37	335,000	359,421
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (C)	5.000	04-15-38	380,000	403,048
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	891,549
Lees Summit Industrial Development Authority John Knox Village ,Series A	5.000	08-15-36	150,000	131,219
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	2,000,000	2,150,719
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,109,312
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,261,150
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	804,897
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,107,463
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	556,927
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	812,697
Ozark Reorganized School District No. R-06 School Building, GO (C)	6.000	03-01-32	460,000	553,485
Taney County Industrial Development Authority Big Cedar Infrastructure Project (D)	5.000	10-01-33	1,000,000	979,830
Montana 0.3%				2,978,356
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	2,978,356
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Nebraska 0.1%				$1,051,463
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	1,000,000	1,051,463
Nevada 1.0%				9,789,885
City of Henderson Series A-1, GO	4.000	06-01-36	1,000,000	1,019,015
Clark County School District Series A, GO	4.000	06-15-43	200,000	190,764
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,028,892
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	600,000	651,608
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-39	760,000	821,191
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-40	800,000	860,530
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	2,981,166
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,400,000	2,236,719
New Hampshire 0.5%				4,686,588
New Hampshire Business Finance Authority Series A (D)	3.625	07-01-43	1,500,000	1,131,016
New Hampshire Health and Education Facilities Authority Act Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,555,572
New Jersey 3.0%				29,379,075
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,533,278
County of Somerset Series A & C, GO	3.000	07-15-30	1,010,000	976,034
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,721,400
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,010,158
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,071,591
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,500,000	2,671,233
New Jersey Economic Development Authority Series SSS (A)	5.250	06-15-36	1,000,000	1,082,569
New Jersey Economic Development Authority Series SSS (A)	5.250	06-15-37	1,000,000	1,070,710
New Jersey Economic Development Authority Series SSS (A)	5.250	06-15-39	1,000,000	1,056,294
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,501,883
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,293,864
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,500,000	1,503,771
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	547,688
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,419,266
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	1,043,813
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,830,066
New Jersey Transportation Trust Fund Authority Series C (C)(E)	3.883	12-15-31	750,000	544,404
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
State of New Jersey, GO	2.000	06-01-29	2,470,000	$2,211,620
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,330,000	2,289,433
New Mexico 0.1%				1,058,314
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,033,671
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,643
New York 8.5%				83,339,168
Battery Park City Authority Series A	5.000	11-01-49	755,000	794,247
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,004,298
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-57	1,000,000	1,001,295
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,000,000	994,928
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (D)	4.000	11-01-51	505,000	366,877
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,470,000	1,470,352
City of New York Fiscal 2024, Series A, GO	4.125	08-01-53	1,000,000	944,875
City of New York Fiscal 2024, Series A, GO	5.000	08-01-46	2,000,000	2,133,004
City of New York Fiscal 2024, Series A, GO	5.000	08-01-47	3,000,000	3,190,932
City of New York Fiscal 2024, Series A, GO	5.000	08-01-48	2,500,000	2,652,323
City of Yonkers Series F, GO (C)	5.000	11-15-28	250,000	273,249
City of Yonkers Series F, GO (C)	5.000	11-15-29	250,000	277,616
City of Yonkers Series F, GO (C)	5.000	11-15-30	375,000	422,554
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	342,670
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	288,534
City of Yonkers Series G, GO (C)	5.000	11-15-29	390,000	433,080
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	461,993
City of Yonkers Series G, GO (C)	5.000	11-15-31	430,000	491,160
City of Yonkers Series G, GO (C)	5.000	11-15-32	200,000	230,827
County of Nassau Series B, GO (C)	5.000	07-01-37	1,135,000	1,210,201
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-33	150,000	173,040
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	229,750
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	284,331
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	833,360
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,528,255
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Long Island Power Authority Electric System Revenue, Series E	5.000	09-01-53	500,000	$531,502
Long Island Power Authority Series C (SIFMA + 0.450%) (B)	4.920	09-01-38	1,000,000	993,705
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	1,980,712
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,293,191
Metropolitan Transportation Authority Series C (C)	4.000	11-15-47	2,165,000	2,028,395
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	515,606
New York City Industrial Development Agency Yankee Stadium Project Pilot (C)	5.000	03-01-28	350,000	372,419
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	1,100,000	1,066,246
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series CC-1	5.000	06-15-51	2,925,000	3,071,680
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	1,000,000	996,836
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	05-01-53	1,570,000	1,464,945
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,000,475
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	330,000	325,825
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	240,009
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	319,872
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	2,000,000	1,982,572
New York City Transitional Finance Authority Series E-1	5.000	11-01-29	1,000,000	1,106,247
New York Liberty Development Corp. World Trade Center, Class 2-3 (D)	5.150	11-15-34	2,500,000	2,485,108
New York Power Authority Green Transmission Project, Series A (C)	4.000	11-15-52	4,000,000	3,738,037
New York Power Authority Series A	4.000	11-15-45	500,000	482,732
New York State Dormitory Authority Garnet Health Medical Center (D)	5.000	12-01-40	1,000,000	942,812
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,500,000	2,526,097
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,500,000	2,477,256
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,072,685
New York State Dormitory Authority Series A	4.000	03-15-37	1,000,000	1,009,834
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	687,129
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,463,210
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	1,000,000	1,015,220
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,952,970
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	120,000	114,505
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	$1,912,329
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	600,000	544,335
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,250,000	1,265,906
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,123,445
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,488,710
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	409,833
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,083,149
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	400,000	454,991
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	470,000	449,859
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	462,192
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	523,422
Triborough Bridge & Tunnel Authority Series A-1	4.000	05-15-46	210,000	201,063
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,484,088
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,775,000	1,842,787
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (D)	3.600	07-01-29	2,000,000	1,801,476
North Carolina 0.8%				7,483,242
City of Raleigh North Carolina Combined Enterprise System	4.000	09-01-53	2,750,000	2,638,385
City of Wilmington Series D	5.000	09-01-40	1,260,000	1,390,473
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	1,060,000	1,134,865
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,230,000	2,319,519
Ohio 2.7%				26,529,996
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	898,666
City of Cleveland Series A, GO	5.000	12-01-44	625,000	663,976
City of Cleveland Series A, GO	5.000	12-01-51	1,000,000	1,049,842
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	838,536
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	849,412
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	919,751
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	726,692
County of Hamilton Life Enriching Communities	5.000	01-01-46	1,000,000	891,305
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,064,595
Cuyahoga Falls City School District Certificates of Participation (C)	5.000	12-01-38	500,000	520,807
Miami University Series A	5.000	09-01-33	1,055,000	1,197,578
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	$1,934,724
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,454,133
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	993,433
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,000,000	993,406
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (D)	4.250	01-15-38	1,000,000	964,481
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-28	250,000	272,855
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-29	1,050,000	1,163,111
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-30	900,000	1,013,037
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-31	700,000	800,366
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	755,132
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	696,327
State of Ohio Portsmouth Bypass Project, AMT (C)	5.000	12-31-35	750,000	755,721
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,050,000	2,050,158
University of Cincinnati Series A	5.000	06-01-44	60,000	61,952
Oklahoma 1.2%				11,502,494
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,091,529
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,861,885
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,013,238
Oklahoma Water Resources Board Series B	4.000	10-01-48	2,000,000	1,928,891
Oklahoma Water Resources Board Series B	4.125	10-01-53	1,400,000	1,358,748
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	526,860
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	999,919
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	750,000	721,424
Oregon 0.9%				8,383,717
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,282,803
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,528,794
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	1,970,993
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	250,000	221,344
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	125,000	129,575
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	192,520
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	$994,574
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	1,080,000	1,063,114
Pennsylvania 4.0%				39,661,448
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-33	610,000	677,791
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	524,349
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	423,256
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,242,523
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,231,030
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	810,000	737,136
Delaware County Authority Cabrini University	4.000	07-01-37	25,000	21,502
Delaware County Authority Cabrini University	5.000	07-01-42	15,000	14,060
Delaware County Authority Cabrini University	5.000	07-01-47	345,000	314,245
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,559,207
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,250,000	1,322,099
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	1,235,000	1,265,426
Greater Greensburg Sewer Authority Series A (C)	5.000	03-15-30	110,000	120,664
Greater Greensburg Sewer Authority Series B (C)	5.000	03-15-33	100,000	113,490
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	245,000	276,190
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	2,965,000	2,675,245
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	586,914
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B (C)	4.000	05-01-56	2,075,000	1,820,990
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (C)	5.000	12-31-57	5,000,000	5,050,729
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	996,565
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,000,000	2,014,049
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,024,075
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	277,355
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	281,543
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	283,955
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	287,170
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	285,094
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	250,000	$281,652
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	275,753
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,648,258
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,270,945
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	672,387
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,355,000	1,419,678
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,037,882
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-42	1,575,000	1,703,655
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	3,425,000	3,654,069
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-29	250,000	270,517
Puerto Rico 1.3%				12,312,104
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	3.296	11-01-43	4,163,914	2,144,416
Puerto Rico Commonwealth Series A, GO (E)	4.493	07-01-24	13,810	13,305
Puerto Rico Commonwealth Series A, GO (E)	5.115	07-01-33	109,001	66,263
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	79,122
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	69,779
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	58,609
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	76,547
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	76,594
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	96,078
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,393
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	97,155
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	96,426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	4.337	07-01-31	2,989,000	2,132,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,994,885
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.764	07-01-51	1,400,000	287,613
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	4,924,949
Rhode Island 0.5%				5,343,403
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,500,000	1,545,651
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	325,000	315,994
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Rhode Island (continued)
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	500,000	$488,518
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,159,315
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	350,000	377,877
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,495,000	1,456,048
South Carolina 1.0%				10,317,741
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	165,000	191,465
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	288,207
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	342,101
City of Myrtle Beach Water & Sewer Revenue, Series C	4.000	03-01-48	1,770,000	1,695,293
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	1,350,000	1,437,546
Richland County School District No. 2 Series A, GO	3.000	03-01-33	3,015,000	2,852,691
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	1,000,000	824,517
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (D)	6.250	06-01-40	1,000,000	775,712
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (D)	6.500	06-01-51	750,000	552,559
South Carolina Jobs-Economic Development Authority Wofford College Project	5.000	04-01-37	50,000	52,217
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	315,000	353,522
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	270,000	306,128
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	645,783
Tennessee 3.6%				35,587,568
City of Knoxville, GO	3.000	05-01-34	2,910,000	2,774,546
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	511,728
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	506,520
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	366,885
County of Hamblen, GO	4.000	05-01-45	3,065,000	2,975,879
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-46	985,000	904,862
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,500,000	8,557,511
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,096,788
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-38	1,000,000	1,085,154
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-39	1,000,000	1,079,444
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,072,388
Metropolitan Government of Nashville & Davidson County Water and Sewer Revenue, Series A	4.000	07-01-46	2,000,000	1,932,145
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-29	2,000,000	2,124,787
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	$1,721,654
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,727,105
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	939,689
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	996,459
Tennessee Energy Acquisition Corp. Gas Supply Revenue	4.000	11-01-49	5,275,000	5,214,024
Texas 8.4%				82,577,834
Alamo Community College District, GO	4.000	08-15-38	1,920,000	1,908,970
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	162,938
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	143,362
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	111,929
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	136,278
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	135,212
Arlington Independent School District, GO	4.000	02-15-48	2,000,000	1,913,345
Austin Community College District, GO	5.250	08-01-53	2,000,000	2,161,861
Austin Independent School District, GO	5.000	08-01-42	65,000	70,423
Bexar County Hospital District, GO	5.000	02-15-48	1,000,000	1,051,675
Bullard Independent School District, GO	2.750	02-15-52	450,000	442,439
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	650,000	583,648
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	513,450
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	1,995,888
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,282,008
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,322,453
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	335,000	322,883
City of Beaumont Series 2 (C)	4.000	09-01-47	500,000	441,803
City of Denton, GO	4.000	02-15-49	1,000,000	926,436
City of Denton, GO	5.000	02-15-43	1,500,000	1,518,685
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,630,443
City of Houston Series A, AMT	4.000	07-01-47	1,120,000	1,007,218
City of Houston United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,451,476
City of Pflugerville Series A, GO	4.125	08-01-53	2,000,000	1,861,966
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	724,555
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc.	4.000	08-15-42	1,000,000	939,490
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,509,165
County of Collin, GO	3.000	02-15-38	1,000,000	842,124
County of Collin, GO	3.000	02-15-39	1,000,000	824,160
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
County of Fort Bend, GO	5.250	03-01-53	1,000,000	$1,086,336
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,013,700
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	99,883
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-27	950,000	1,009,070
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,175,001
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	1,000,000	870,409
Grand Parkway Transportation Corp. Grand Parkway System, Series C	4.000	10-01-45	4,000,000	3,693,468
Gulf Coast Authority Series B	5.000	10-01-32	450,000	513,245
Gulf Coast Authority Series B	5.000	10-01-33	520,000	597,984
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	2,131,433
Gulf Coast Water Authority Thomas S. Mackey Water Treatment Plant Expansion Project, Series A	4.375	08-15-47	150,000	147,563
Gunter Independent School District, GO	4.000	02-15-48	1,000,000	956,673
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Healthcare System Project (SIFMA + 0.850%) (B)	5.320	07-01-49	1,500,000	1,498,460
Harris County Industrial Development Corp. Energy Transfer LP Project	4.050	11-01-50	2,250,000	2,206,982
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-24	1,000,000	988,443
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	601,644
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	780,000	786,280
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	738,784
Highway 380 Municipal Management District No. 1, GO (C)	4.000	05-01-45	3,510,000	3,176,117
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	345,000	324,639
Love Field Airport Modernization Corp. Southwest Airlines Company Project, AMT	5.000	11-01-28	700,000	700,075
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,023,791
Matagorda County Navigation District No. 1 Central Power and Light Company, AMT	0.900	05-01-30	500,000	500,000
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,689,061
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	335,000	356,256
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	350,000	371,950
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	750,000	796,212
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	235,000	255,715
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	280,000	312,270
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,077,205
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	860,000	873,619
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,072,179
Red Oak Independent School District, GO	4.000	02-15-53	1,000,000	940,042
Southwest Independent School District, GO	4.000	02-01-53	1,000,000	937,011
Spring Independent School District School Building, GO	5.000	08-15-42	1,150,000	1,183,325
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,444,200
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	1,000,000	871,173
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,092,605
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	$913,351
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	50,000	50,998
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-31	470,000	480,901
Texas Private Activity Bond Surface Transportation Corp. Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,587,031
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	528,647
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	967,820
Utah 1.0%				9,719,047
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,124,128
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,084,632
University of Utah General Revenue Bond, Series B	5.250	08-01-48	1,015,000	1,114,421
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,000,000	885,298
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	883,675
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	556,157
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	383,784
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	107,082
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	108,299
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	109,674
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	110,685
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	100,000	111,788
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	113,621
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,025,803
Vermont 0.5%				4,763,615
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	496,938
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	571,616
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,870,000	2,632,723
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	1,000,000	1,062,338
Virgin Islands 0.3%				2,626,823
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,469,864
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	1,150,000	1,156,959
Virginia 2.1%				20,697,004
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,757,836
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	$973,507
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	290,000	278,788
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,000,000	986,289
County of Fairfax Series A, GO	4.000	10-01-33	1,575,000	1,621,698
County of Fairfax Series A, GO	4.000	10-01-39	5,000,000	5,019,430
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	986,289
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	1,000,000	1,013,640
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	766,497
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,869,121
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	125,000	113,138
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	862,834
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,500,926
Williamsburg Economic Development Authority William & Mary Project, Series A (C)	4.375	07-01-63	1,000,000	960,722
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	1,000,000	986,289
Washington 2.4%				23,947,885
City of Bellevue, GO	4.000	12-01-43	750,000	720,011
City of Seattle Municipal Light & Power Revenue	5.000	07-01-42	505,000	547,287
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	1,005,000	996,018
County of King Sewer Revenue	5.000	07-01-49	2,350,000	2,430,975
Energy Northwest Columbia Generating Station	5.000	07-01-39	5,105,000	5,501,863
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,632,462
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,568,914
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	1,771,303
State of Washington Series D, GO	4.000	06-01-38	4,915,000	4,920,221
State of Washington Series D, GO	4.000	07-01-39	3,000,000	2,983,267
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	967,072	875,564
West Virginia 0.3%				2,573,620
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	1,000,000	1,044,164
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,529,456
Wisconsin 1.9%				18,560,015
County of Waushara Series A	4.500	06-01-27	1,200,000	1,220,907
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	$1,362,082
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,500,000	2,477,372
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	711,074
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (D)	5.250	05-15-42	1,230,000	1,146,665
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	410,000	414,046
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,021,458
Public Finance Authority Viticus Group Project, Series A (D)	4.000	12-01-41	500,000	399,003
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,015,226
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,792,151
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,889,038
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	975,000	1,023,189
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	301,514
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	500,000	402,583
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-45	500,000	383,707
Wyoming 0.4%				4,071,640

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,720,000	4,071,640
Corporate bonds 0.3%				$3,009,327
(Cost $4,493,897)
Health care 0.2%				2,375,000
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	2,375,000
Industrials 0.1%				634,327
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (D)	3.797	12-31-57	1,000,000	634,327

	Shares	Value
Closed-end funds 0.3%		$3,084,250
(Cost $3,240,650)
BlackRock Municipal Income Trust	75,000	725,250
BlackRock MuniYield Fund, Inc.	125,000	1,255,000
Eaton Vance Municipal Bond Fund	115,000	1,104,000

	Yield (%)	Shares	Value
Short-term investments 0.0%			$74,552
(Cost $74,545)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	5.4789(G)	7,458	74,552
Total investments (Cost $999,303,983) 99.8%			$979,305,513
Other assets and liabilities, net 0.2%			2,213,273
Total net assets 100.0%			$981,518,786

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-23.

Insurance Coverage	As a % of total investments

Assured Guaranty Municipal Corp.	6.6
Build America Mutual Assurance Company	3.5
National Public Finance Guarantee Corp.	0.5
Ambac Financial Group, Inc.	0.2
Assured Guaranty Corp.	0.2
California Mortgage Insurance	0.2
TOTAL	11.2
The fund had the following sector composition as a percentage of net assets on 8-31-23:
General obligation bonds	16.7%
Revenue bonds	82.5%
Other revenue	22.2%
Health care	14.5%
Education	9.3%
Airport	7.9%
Development	7.7%
Utilities	5.8%
Transportation	5.8%
Water and sewer	5.0%
Housing	2.0%
Pollution	1.2%
Tobacco	0.8%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.3%
Short-term investments and other	0.2%
TOTAL	100.0%
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$973,137,384	—	$973,137,384	—
Corporate bonds	3,009,327	—	3,009,327	—
Closed-end funds	3,084,250	$3,084,250	—	—
Short-term investments	74,552	74,552	—	—
Total investments in securities	$979,305,513	$3,158,802	$976,146,711	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,458	$9,952,545	$73,525,058	$(83,403,601)	$(702)	$1,252	$129,218	—	$74,552
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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